Future intangible asset amortization expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
2012	$ 5,970
2013	4,534
2014	4,257
2015	4,208
2016	3,724
Finite-Lived Intangible Assets, Future Amortization Expense, Total	$ 22,693